COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Comprehensive Income [Abstract]
Net income	$ 539	$ 745	$ 983	$ 1,485
Other Comprehensive Income (Loss) Net Of Tax [Abstract]
Currency translation adjustment	115	1	(685)	(172)
Unrealized Gain (loss) from derivative financial instruments, net	(99)	5	109	(5)
Unrealized Gain (loss) from available-for-sale securities, net	14	(15)	25	6
Unrealized Gain on defined benefit plans	1	0	4	6
Total Other Comprehensive income (loss)	31	(9)	(547)	(165)
Total comprehensive income	570	736	436	1,320
Comprehensive Gain (loss) attributable to the non-controlling interests	(1)	4	0	7
Comprehensive income attributable to Teva	$ 569	$ 740	$ 436	$ 1,327